Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.90851%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,886,640.66

Principal:
Principal Collections	$31,089,704.77
Prepayments in Full	$18,576,957.50
Liquidation Proceeds	$418,697.85
Recoveries	$1,092.60
Sub Total	$50,086,452.72
Collections	$55,973,093.38

Purchase Amounts:
Purchase Amounts Related to Principal	$35,400.87
Purchase Amounts Related to Interest	$223.90
Sub Total	$35,624.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,008,718.15

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,008,718.15
Servicing Fee	$1,219,361.04	$1,219,361.04	$0.00	$0.00	$54,789,357.11
Interest - Class A-1 Notes	$147,470.32	$147,470.32	$0.00	$0.00	$54,641,886.79
Interest - Class A-2a Notes	$1,537,716.67	$1,537,716.67	$0.00	$0.00	$53,104,170.12
Interest - Class A-2b Notes	$1,195,652.65	$1,195,652.65	$0.00	$0.00	$51,908,517.47
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$49,932,267.47
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$49,567,467.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,567,467.47
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$49,367,498.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,367,498.22
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$49,222,355.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$49,222,355.64
Regular Principal Payment	$72,166,273.84	$49,222,355.64	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,008,718.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$49,222,355.64
Total					$49,222,355.64

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$34,060,432.57	$113.53	$147,470.32	$0.49	$34,207,902.89	$114.02
Class A-2a Notes	$9,163,519.16	$25.53	$1,537,716.67	$4.28	$10,701,235.83	$29.81
Class A-2b Notes	$5,998,403.91	$25.53	$1,195,652.65	$5.09	$7,194,056.56	$30.62
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$49,222,355.64	$31.17	$5,567,001.47	$3.53	$54,789,357.11	$34.70

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$34,060,432.57	0.1135348	$0.00	0.0000000
Class A-2a Notes	$359,000,000.00	1.0000000	$349,836,480.84	0.9744749
Class A-2b Notes	$235,000,000.00	1.0000000	$229,001,596.09	0.9744749
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,313,000,432.57	0.8315708	$1,263,778,076.93	0.8003965

Pool Information
Weighted Average APR	4.780%	4.792%
Weighted Average Remaining Term	53.81	53.03
Number of Receivables Outstanding	44,315	43,292
Pool Balance	$1,463,233,250.13	$1,412,565,539.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,335,524,397.98	$1,289,654,228.20
Pool Factor	0.8447413	0.8154902

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$122,911,311.67
Targeted Overcollateralization Amount	$171,731,381.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$148,787,462.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$546,949.27
(Recoveries)		2	$1,092.60
Net Loss for Current Collection Period			$545,856.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4477%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1547%
Second Prior Collection Period			0.1187%
Prior Collection Period			0.3618%
Current Collection Period			0.4555%
Four Month Average (Current and Prior Three Collection Periods)			0.2727%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		359	$1,399,234.83
(Cumulative Recoveries)			$46,341.60
Cumulative Net Loss for All Collection Periods			$1,352,893.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0781%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,897.59
Average Net Loss for Receivables that have experienced a Realized Loss			$3,768.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.59%	220	$8,278,302.58
61-90 Days Delinquent	0.11%	39	$1,564,940.85
91-120 Days Delinquent	0.00%	2	$61,884.89
Over 120 Days Delinquent	0.00%	1	$53,583.84
Total Delinquent Receivables	0.71%	262	$9,958,712.16

Repossession Inventory:
Repossessed in the Current Collection Period		12	$492,718.56
Total Repossessed Inventory		17	$698,720.82

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0553%
Prior Collection Period			0.0948%
Current Collection Period			0.0970%
Three Month Average			0.0824%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1190%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	169	$7,307,731.46
2 Months Extended	149	$6,397,494.13
3+ Months Extended	12	$496,343.72

Total Receivables Extended	330	$14,201,569.31
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer